Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of intangible assets, net

	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000

Developed technology	4,290	4,602	3,556
Others	5	5	4
Total	4,295	4,607	3,560
Less: accumulated amortization	(3,480)	(3,760)	(2,905)
Net book value	815	847	655

Schedule of future amortization expenses for intangible assets

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of June 30, 2026 are as follows:

June 30, 2026
S$’000

July to December 2026	261
Financial year ending 2027 to 2029	581